Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Income taxes at The Netherlands statutory rate	$ 28,594	$ 14,227	$ 34,076
Taxation of foreign operations, net	(38,635)	(43,265)	(36,407)
Tax impact from permanent items	(1,586)	5,938	14,219
Tax impact from tax-exempt income	(1,558)	(3,331)	(5,810)
Tax contingencies, net	23,189	1,761	1,163
Taxes due to changes in tax rates	12,958	399	(836)
Stock Compensation	(5,237)	0	0
Government incentives and other deductions	(4,949)	(2,543)	(2,754)
Prior year taxes	(2,319)	1,411	(1,201)
Valuation allowance	62,644	1,521	3,450
Other items, net	880	487	501
Total income tax expense (benefit)	$ 73,981	$ (23,395)	$ 6,401
Percent
Income taxes at The Netherlands statutory rate	25.00%	25.00%	25.00%
Taxation of foreign operations, net	(33.80%)	(76.00%)	(26.70%)
Tax impact from permanent items	(1.40%)	10.40%	10.40%
Tax impact from tax-exempt income	(1.40%)	(5.90%)	(4.30%)
Tax contingencies, net	20.30%	3.10%	0.90%
Taxes due to changes in tax rates	11.30%	0.70%	(0.60%)
Stock Compensation	(4.60%)	(0.00%)	(0.00%)
Government incentives and other deductions	(4.30%)	(4.50%)	(2.00%)
Prior year taxes	(2.00%)	2.50%	(0.90%)
Valuation allowance	54.80%	2.70%	2.50%
Other items, net	0.80%	0.90%	0.40%
Total income tax expense (benefit)	64.70%	(41.10%)	4.70%
Valuation allowance	$ (67,849)	$ (5,511)
Interest Carryforward
Percent
Valuation allowance	$ (60,800)